Document and Entity Information	Nov. 07, 2023
Cover [Abstract]
Entity Registrant Name	J M SMUCKER Co
Amendment Flag	true
Entity Central Index Key	0000091419
Document Type	8-K/A
Document Period End Date	Nov. 07, 2023
Entity Incorporation State Country Code	OH
Entity File Number	001-05111
Entity Tax Identification Number	34-0538550
Entity Address, Address Line One	One Strawberry Lane
Entity Address, City or Town	Orrville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44667-0280
City Area Code	(330)
Local Phone Number	682-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value
Trading Symbol	SJM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On November 7, 2023, The J. M. Smucker Company, an Ohio corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) to announce the completion of its acquisition of Hostess Brands, Inc., a Delaware corporation (“Hostess Brands”), pursuant to the Agreement and Plan of Merger, dated as of September 10, 2023, by and among the Company, Hostess Brands, and SSF Holdings, Inc., a Delaware corporation and wholly owned subsidiary of the Company (the “Transaction”). This amendment amends and supplements the Original Form 8-K solely to provide the financial statements and pro forma financial information relating to the Transaction required under Item 9.01 of Form 8-K, which were excluded from the Original Form 8-K in reliance on the instructions to such item. This amendment reports no other updates or amendments to the Original Form 8-K. The pro forma financial information included in this amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Hostess Brands would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction.